Property and Equipment, Net	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
6. Property and Equipment, Net
Property and equipment, net, as of December 31, 2022 and 2021 was comprised as follows (in thousands):

	Estimated Useful Life	December 31,
	(in Years)	2022	2021
Laboratory equipment	5	$8,441	$4,364
Furniture and office equipment	4	477	262
Computer equipment	3	213	50
Leasehold improvements	Shorter of useful life or remaining lease term	2,941	2,883
Construction in progress		2,049	631

Total property and equipment, gross		14,121	8,190
Less: accumulated depreciation		(4,255)	(1,744)

Total property and equipment, net		$9,866	$6,446

As of December 31, 2022, the Company had construction in progress of $2.0 million, predominately related to laboratory equipment received but not yet installed and capitalizable costs related to the Company’s future corporate headquarters.

Depreciation expense for the years ended December 31, 2022 and 2021 was $2.5 million and $1.6 million, respectively.